UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01436

CAPSTONE SERIES FUND, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-262-6631

Date of fiscal year end:   April 30

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.8%)
AEROSPACE & DEFENSE (1.4%)
AAR Corp.	2,950	$86,553
Aerovironment, Inc.(a)	680	19,604
Alliant Techsystems, Inc.	2,320	151,334
American Science & Engineering, Inc.	950	77,073
BE Aerospace, Inc.(a)	7,280	289,744
Ceradyne, Inc.(a)	900	29,169
Cubic Corp.	570	27,668
Curtiss-Wright Corp.	2,710	86,612
Esterline Technologies Corp.(a)	1,310	100,045
GenCorp, Inc.(a)	13,010	73,637
Huntington Ingalls Industries, Inc.(a)	1,750	58,590
Kratos Defense & Security Solutions, Inc.(a)	576	6,264
Moog, Inc., Class A(a)	1,740	71,253
Orbital Sciences Corp.(a)	2,910	50,401
Teledyne Technologies, Inc.(a)	1,380	74,837
Triumph Group, Inc.	3,560	191,670
		1,394,454
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,150	35,834
Hub Group, Inc., Class A(a)	1,400	49,672
UTI Worldwide, Inc.	2,440	39,455
		124,961
AIRLINES (0.4%)
Alaska Air Group, Inc.(a)	1,440	88,013
Allegiant Travel Co.(a)	2,210	95,096
JetBlue Airways Corp.(a)	15,540	74,437
SkyWest, Inc.	11,420	146,861
		404,407
AUTO COMPONENTS (0.9%)
BorgWarner, Inc.(a)	4,140	329,627
Drew Industries, Inc.	770	16,401
Gentex Corp.	6,330	179,392
LKQ Corp.(a)	10,550	259,214
Standard Motor Products, Inc.	6,380	90,596
Superior Industries International, Inc.	1,050	21,252
		896,482
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	15,000	69,000

AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,890	46,739
Winnebago Industries, Inc.(a)	1,130	9,481
		56,220
BEVERAGES (0.3%)
Hansen Natural Corp.(a)	3,960	303,415

BIOTECHNOLOGY (1.4%)
ArQule, Inc.(a)	23,330	130,648
Emergent Biosolutions, Inc.(a)	770	15,901
Neogen Corp.(a)	3,315	137,108
Questcor Pharmaceuticals, Inc.(a)	7,680	238,464
Regeneron Pharmaceuticals, Inc.(a)	5,700	302,442
Savient Pharmaceuticals, Inc.(a)	2,880	20,160
United Therapeutics Corp.(a)	3,330	191,075
Vertex Pharmaceuticals, Inc.(a)	7,580	393,099
		1,428,897
BUILDING PRODUCTS (0.6%)
AAON, Inc.	615	13,948
Apogee Enterprises, Inc.	8,780	100,531
Comfort Systems USA, Inc.	7,130	74,437
Eagle Materials, Inc.	1,730	42,990
Griffon Corp.(a)	5,920	55,944
Lennox International, Inc.	1,670	61,757
Lumber Liquidators Holdings, Inc.(a)	6,080	95,517
NCI Building Systems, Inc.(a)	744	8,400
Quanex Building Products Corp.	1,535	24,053
Simpson Manufacturing Co., Inc.	1,540	43,582
Universal Forest Products, Inc.	3,810	112,281
		633,440
CAPITAL MARKETS (1.1%)
Apollo Investment Corp.	9,930	95,129
Eaton Vance Corp.	4,330	116,131
Investment Technology Group, Inc.(a)	6,320	76,914
Jefferies Group, Inc.	5,190	98,143
optionsXpress Holdings, Inc.	1,980	29,898
Piper Jaffray Cos., Inc.(a)	4,130	121,753
Prospect Capital Corp.	1,600	14,880
Raymond James Financial, Inc.	3,700	117,512
SEI Investments Co.	5,560	109,977
SWS Group, Inc.	33,165	180,749
Waddell & Reed Financial, Inc., Class A	4,590	168,453
		1,129,539
CHEMICALS (2.9%)
A. Schulman, Inc.	4,950	109,642
Albemarle Corp.	3,970	264,323
American Vanguard Corp.	550	7,513
Arch Chemicals, Inc.	1,030	48,534
Ashland, Inc.	5,390	330,084
Balchem Corp.	3,915	171,360
Cabot Corp.	3,050	119,255
Cytec Industries, Inc.	1,920	107,520
H.B. Fuller Co.	1,950	44,577
Hawkins, Inc.	3,070	105,669
Intrepid Potash, Inc.(a)	4,320	143,640
Kraton Performance Polymers, Inc.(a)	850	30,685
Lubrizol Corp.	2,870	386,302
Minerals Technologies, Inc.	700	45,346
NewMarket Corp.	1,230	201,745
Olin Corp.	4,520	94,513
OM Group, Inc.(a)	1,400	50,792
PolyOne Corp.	4,040	62,620
Quaker Chemical Corp.	1,800	72,972
RPM International, Inc.	5,040	106,243
Sensient Technologies Corp.	2,070	76,838
Stepan Co.	1,020	80,886
The Scotts Miracle-Gro Co., Class A	1,660	83,764
The Valspar Corp.	3,690	121,290
Zep, Inc.	775	14,531
		2,880,644
COMMERCIAL BANKS (3.4%)
Associated Bancorp	9,380	128,037
BancorpSouth, Inc.	6,690	90,583
Bank of Hawaii Corp.	2,060	92,309
Bank of the Ozarks, Inc.	630	32,728
Boston Private Financial Holdings, Inc.	6,620	45,877
Cathay General Bancorp	3,010	41,719
City Holding Co.	620	19,387
City National Corp.	2,540	136,347
Columbia Banking System, Inc.	1,480	26,063

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Comerica, Inc.	1,180	$37,800
Commerce Bancshares, Inc.	2,729	111,643
Community Bank System, Inc.	1,320	33,211
Cullen/Frost Bankers, Inc.	2,900	156,252
East West Bancorp, Inc.	5,560	103,194
F.N.B. Corp.	1,110	11,100
First BanCorp(a)	10,952	48,189
First Commonwealth Financial Corp.	6,610	33,975
First Financial Bancorp	2,060	32,981
First Financial Bankshares, Inc.	1,065	34,325
First Midwest Bancorp, Inc.	6,570	78,314
FirstMerit Corp.	4,390	64,138
Fulton Financial Corp.	11,010	111,751
Glacier Bancorp, Inc.	2,550	33,507
Hancock Holding Co.	4,789	157,797
Hanmi Financial Corp.(a)	34,150	36,199
Home Bancshares, Inc.	803	18,927
Independent Bank Corp. - Massachusetts	980	26,019
International Bancshares Corp.	4,840	81,409
Nara Bancorp, Inc.(a)	1,910	15,337
National Penn Bancshares, Inc.	7,010	56,360
NBT Bancorp, Inc.	1,270	27,991
Old National Bancorp	3,340	34,068
PacWest Bancorp	1,120	22,232
Pinnacle Financial Partners, Inc.(a)	4,140	63,135
PrivateBancorp, Inc.	4,110	48,457
Prosperity Bancshares, Inc.	2,090	86,798
S&T Bancorp, Inc.	880	16,738
Signature Bank(a)	2,310	136,660
Simmons First National Corp., Class A	630	15,221
Sterling Bancorp	2,190	20,695
Susquehanna Bancshares, Inc.	13,570	102,182
SVB Financial Group(a)	2,000	122,040
Synovus Financial Corp.	38,710	70,839
TCF Financial Corp.	5,340	67,925
Texas Capital Bancshares, Inc.(a)	1,280	34,982
Tompkins Financial Corp.	749	30,260
Trustmark Corp.	2,070	45,105
UMB Financial Corp.	1,220	50,630
Umpqua Holdings Corp.	4,950	56,232
United Bankshares, Inc.	1,330	31,734
United Community Banks, Inc.(a)	8,482	92,708
Valley National Bancorp	6,440	84,686
Westamerica Bancorp	1,460	68,518
Wilshire Bancorp, Inc.(a)	5,080	16,764
Wintrust Financial Corp.	4,510	154,152
		3,396,230
COMMERCIAL SERVICES & SUPPLIES (4.0%)
ABM Industries, Inc.	4,360	98,100
Brady Corp.	2,040	60,384
CDI Corp.	3,400	44,064
Clean Harbors, Inc.(a)	1,540	81,235
Coinstar, Inc.(a)	3,440	168,079
Consolidated Graphics, Inc.(a)	2,320	119,689
Copart, Inc.(a)	3,770	163,807
Corrections Corp. of America(a)	4,300	92,278
Darling International, Inc.(a)	11,620	196,146
Deluxe Corp.	2,060	48,492
Exponent, Inc.(a)	2,030	84,874
Forrester Research, Inc.	1,630	51,508
FTI Consulting, Inc.(a)	1,880	68,225
G & K Services, Inc., Class A	2,700	91,989
Healthcare Services Group, Inc.	4,903	76,920
Heartland Payment Systems, Inc.	1,770	37,241
Heidrick & Struggles International, Inc.	620	16,492
Herman Miller, Inc.	2,330	53,613
HMS Holdings Corp.(a)	2,150	162,540
HNI Corp.	1,690	35,338
Insperity, Inc.	830	24,253
Kelly Services, Inc., Class A(a)	4,110	64,322
Korn/Ferry International, Inc.(a)	1,800	38,772
Landauer, Inc.	280	15,806
Lender Processing Services, Inc.	6,210	116,934
Manpower, Inc.	4,780	241,486
Mine Safety Appliances Co.	1,360	46,403
Mobile Mini, Inc.(a)	1,420	29,976
Monro Muffler Brake, Inc.	4,045	144,649
Navigant Consulting, Inc.(a)	9,990	117,582
On Assignment, Inc.(a)	7,190	73,338
Rollins, Inc.	3,800	72,542
School Specialty, Inc.(a)	16,640	200,013
SFN Group, Inc.(a)	11,160	155,347
Standard Register Co.	10,500	31,500
TeleTech Holdings, Inc.(a)	1,280	25,331
Tetra Tech, Inc.(a)	2,520	55,440
The Brink's Co.	4,410	131,594
The Corporate Executive Board Co.	1,320	53,658
The Geo Group, Inc.(a)	2,490	51,792
Towers Watson & Co., Class A	1,710	104,567
TrueBlue, Inc.(a)	1,720	25,817
United Stationers, Inc.	4,480	143,763
Viad Corp.	780	16,169
Waste Connections, Inc.	4,812	155,139
Wright Express Corp.(a)	3,940	193,848
		4,081,055
COMMUNICATIONS EQUIPMENT (1.7%)
ADTRAN, Inc.	3,870	128,058
Arris Group, Inc.(a)	7,069	84,828
Bel Fuse, Inc.	390	7,418
Belden CDT, Inc.	1,750	64,487
Black Box Corp.	2,550	72,649
Blue Coat Systems, Inc.(a)	7,470	150,520
Ciena Corp.(a)	3,470	53,646
Comtech Telecommunications Corp.	1,960	52,822
Digi International, Inc.(a)	3,130	44,728
Dycom Industries, Inc.(a)	4,290	73,102
EMS Technologies, Inc.(a)	640	21,043
Harmonic, Inc.(a)	3,270	17,756
NETGEAR, Inc.(a)	3,050	100,375
Network Equipment Technologies, Inc.(a)	920	2,383
Oplink Communications, Inc.(a)	5,520	93,178
PCTEL, Inc.(a)	750	4,875
Plantronics, Inc.	1,770	60,623
Polycom, Inc.(a)	9,960	269,219
Riverbed Technology, Inc.(a)	9,530	272,844
Symmetricom, Inc.(a)	3,490	19,788
Tekelec(a)	2,450	19,233
ViaSat, Inc.(a)	2,430	109,180
		1,722,755
COMPUTERS & PERIPHERALS (0.6%)
Avid Technology, Inc.(a)	1,120	14,661
Diebold, Inc.	2,490	75,298
Intermec, Inc.(a)	1,950	21,021
LivePerson, Inc.(a)	11,190	137,749
NCI, Inc., Class A(a)	310	6,659
NCR Corp.(a)	6,270	125,086
Novatel Wireless, Inc.(a)	14,640	75,103

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Stratasys, Inc.(a)	2,380	$60,690
Super Micro Computer, Inc.(a)	750	10,568
Synaptics, Inc.(a)	4,160	102,211
		629,046
CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	6,940	171,696
EMCOR Group, Inc.(a)	5,880	164,170
Granite Construction, Inc.	4,600	107,548
Insituform Technologies, Inc., Class A(a)	1,470	29,473
KBR, Inc.	8,080	288,052
Orion Marine Group, Inc.(a)	6,730	58,484
Shaw Group, Inc.(a)	5,400	139,752
URS Corp.(a)	7,210	294,384
		1,253,559
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	12,310	28,190
Martin Marietta Materials, Inc.	2,040	154,265
Texas Industries, Inc.	1,310	50,579
		233,034
CONSUMER FINANCE (0.5%)
Cash America International, Inc.	3,210	179,631
First Cash Financial Services, Inc.(a)	3,540	153,176
World Acceptance Corp.(a)	2,900	184,788
		517,595
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.	2,460	125,583
Greif, Inc., Class A	1,100	67,155
Myers Industries, Inc.	5,340	63,546
Packaging Corp. of America	4,370	116,548
Rock-Tenn Co., Class A	2,660	163,484
Silgan Holdings, Inc.	2,000	77,560
Sonoco Products Co.	4,320	138,456
Temple-Inland, Inc.	5,910	177,418
		929,750
DISTRIBUTORS (0.3%)
Audiovox Corp., Class A(a)	23,630	169,900
MWI Veterinary Supply, Inc.(a)	2,040	181,682
		351,582
DIVERSIFIED CONSUMER SERVICES (1.3%)
American Public Education, Inc.(a)	2,410	109,824
Capella Education Co.(a)	1,700	72,675
Career Education Corp.(a)	4,130	93,710
Corinthian Colleges, Inc.(a)	38,790	161,366
Hillenbrand, Inc.	3,270	71,580
Interval Leisure Group, Inc.(a)	9,790	125,801
ITT Educational Services, Inc.(a)	1,795	153,778
Lincoln Educational Services Corp.	640	11,443
Matthews International Corp., Class A	1,270	45,961
NutriSystem, Inc.	1,330	19,870
Regis Corp.	6,830	101,426
Service Corp. International	11,460	119,986
Sotheby's	2,500	105,875
Strayer Education, Inc.	812	98,780
Universal Technical Institute, Inc.(a)	2,870	49,651
		1,341,726
DIVERSIFIED FINANCIAL SERVICES (1.3%)
Affiliated Managers Group, Inc.(a)	2,200	229,526
Cardtronics, Inc.(a)	4,180	96,056
CoreLogic, Inc.(a)	13,650	215,397
EZCORP, Inc., Class A(a)	5,210	173,389
Greenhill & Co., Inc.	1,320	58,133
Interactive Brokers Group, Inc., Class A	3,760	56,926
MSCI, Inc., Class A(a)	5,740	203,712
National Financial Partners Corp.(a)	1,860	21,074
Portfolio Recovery Associates, Inc.(a)	1,760	142,437
Provident Financial Services, Inc.	1,230	17,048
Stifel Financial Corp.(a)	3,285	124,699
		1,338,397
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Atlantic Tele-Network, Inc.	2,070	78,184
Cincinnati Bell, Inc.(a)	12,990	44,945
General Communication, Inc., Class A(a)	1,510	17,139
NeuStar, Inc., Class A(a)	4,710	122,648
tw telecom, Inc.(a)	10,560	208,560
		471,476
ELECTRIC UTILITIES (1.3%)
ALLETE, Inc.	1,240	49,910
Central Vermont Public Service Corp.	3,650	128,078
Cleco Corp.	2,370	82,286
DPL, Inc.	5,000	151,250
El Paso Electric Co.	1,610	53,855
Great Plains Energy, Inc.	8,351	168,440
Hawaiian Electric Industries, Inc.	5,120	119,808
IDACORP, Inc.	2,560	100,378
NorthWestern Corp.	2,250	72,045
NV Energy, Inc.	13,010	193,068
UIL Holdings Corp.	1,900	60,667
Unisource Energy Corp.	1,530	56,335
Westar Energy, Inc.	4,990	128,792
		1,364,912
ELECTRICAL EQUIPMENT (1.1%)
A.O. Smith Corp.	1,285	53,289
Acuity Brands, Inc.	1,560	75,956
AMETEK, Inc.	5,965	253,513
AZZ, Inc.	510	25,515
Encore Wire Corp.	820	18,048
General Cable Corp.(a)	2,170	86,301
Hubbell, Inc., Class B	2,190	130,239
Powell Industries, Inc.(a)	1,790	68,987
REGAL-BELOIT Corp.	1,710	103,677
Rofin-Sinar Technologies, Inc.(a)	1,040	32,635
Thomas & Betts Corp.(a)	2,000	97,560
Vicor Corp.(a)	5,810	81,747
Woodward, Inc.	3,540	122,130
		1,149,597
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Agilysys, Inc.(a)	35,250	337,342
Anixter International, Inc.	1,820	113,604
Arrow Electronics, Inc.(a)	7,360	255,760
Avnet, Inc.(a)	8,850	259,305
Badger Meter, Inc.	570	20,799
Benchmark Electronics, Inc.(a)	6,410	93,907
Brightpoint, Inc.(a)	10,590	96,263
Checkpoint Systems, Inc.(a)	1,600	25,120
Cognex Corp.	1,460	49,567
CTS Corp.	2,080	20,446
Daktronics, Inc.	1,550	15,392
DTS, Inc.(a)	2,000	69,440
Electro Scientific Industries, Inc.(a)	1,040	19,978
ESCO Technologies, Inc.	960	33,293
FARO Technologies, Inc.(a)	540	22,010
Gerber Scientific, Inc.(a)	9,000	99,180
II-VI, Inc.(a)	4,060	101,622

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Ingram Micro, Inc.(a)	12,410	$230,205
Insight Enterprises, Inc.(a)	10,400	175,032
Itron, Inc.(a)	1,670	71,877
Littelfuse, Inc.	1,750	89,408
LoJack Corp.(a)	2,070	8,301
Mercury Computer Systems, Inc.(a)	6,200	104,098
Methode Electronics, Inc.	1,800	19,044
Mettler-Toledo International, Inc.(a)	1,245	192,738
MTS Systems Corp.	490	19,311
National Instruments Corp.	3,165	81,784
Newport Corp.(a)	1,250	19,425
Park Electrochemical Corp.	700	18,312
Plexus Corp.(a)	1,520	44,855
Pulse Electronics Corp.	3,420	14,296
RadiSys Corp.(a)	900	7,146
Rogers Corp.(a)	560	27,149
Rovi Corp.(a)	5,343	283,019
ScanSource, Inc.(a)	3,190	117,871
SYNNEX Corp.(a)	4,750	134,520
Tech Data Corp.(a)	4,920	229,616
Trimble Navigation Ltd.(a)	4,360	155,129
TTM Technologies, Inc.(a)	9,270	128,390
Vishay Intertechnology, Inc.(a)	6,320	87,026
		3,891,580
ENERGY EQUIPMENT & SERVICES (2.1%)
Atwood Oceanics, Inc.(a)	4,930	230,231
Basic Energy Services, Inc.(a)	880	28,503
Bristow Group, Inc.	1,970	95,506
CARBO Ceramics, Inc.	930	145,145
Dril-Quip, Inc.(a)	2,490	175,570
Exterran Holdings, Inc.(a)	4,160	76,877
Gulf Island Fabrication, Inc.	470	16,262
Helix Energy Solutions Group, Inc.(a)	7,820	153,116
ION Geophysical Corp.(a)	6,100	61,854
Lufkin Industries, Inc.	1,030	83,924
Matrix Service Co.(a)	4,920	68,585
Oceaneering International, Inc.	6,560	283,392
OYO Geospace Corp.(a)	170	17,243
Patterson-UTI Energy, Inc.	5,790	188,349
SEACOR Holdings, Inc.	830	83,299
Superior Energy Services, Inc.(a)	2,930	121,566
TETRA Technologies, Inc.(a)	5,550	71,428
Tidewater, Inc.	2,890	157,042
Unit Corp.(a)	1,540	92,415
		2,150,307
FOOD & STAPLES RETAILING (0.7%)
BJ's Wholesale Club, Inc.(a)	3,700	186,295
Casey's General Stores, Inc.	2,200	99,000
Nash Finch Co.	3,240	115,992
Ruddick Corp.	3,120	130,728
Spartan Stores, Inc.	7,050	124,503
United Natural Foods, Inc.(a)	1,880	78,490
		735,008
FOOD PRODUCTS (2.6%)
B&G Foods, Inc.	930	17,475
Cal-Maine Foods, Inc.	730	24,681
Calavo Growers, Inc.	3,930	81,233
Corn Products International, Inc.	2,870	146,054
Diamond Foods, Inc.	850	60,852
Flowers Foods, Inc.	4,852	106,356
Green Mountain Coffee Roasters, Inc.(a)	8,030	834,718
Hain Celestial Group, Inc.(a)	1,790	57,871
J & J Snack Foods Corp.	570	29,463
Lancaster Colony Corp.	770	46,300
Peet's Coffee & Tea, Inc.(a)	2,400	140,160
Ralcorp Holdings, Inc.(a)	2,900	250,850
Sanderson Farms, Inc.	1,990	91,978
Seneca Foods Corp., Class A(a)	7,030	182,077
Smithfield Foods, Inc.(a)	12,860	283,177
Snyders-Lance, Inc.	1,860	37,963
Tootsie Roll Industries, Inc.	1,069	29,985
TreeHouse Foods, Inc.(a)	3,420	176,609
		2,597,802
GAS UTILITIES (1.8%)
AGL Resources, Inc.	3,080	125,664
Atmos Energy Corp.	5,320	177,848
Energen Corp.	2,630	154,670
National Fuel Gas Co.	2,980	215,692
New Jersey Resources Corp.	1,560	68,032
Northwest Natural Gas Co.	980	43,718
Piedmont Natural Gas Co., Inc.	3,040	88,677
Questar Corp.	10,800	199,044
South Jersey Industries, Inc.	850	42,925
Southern Union Co.	6,070	261,010
Southwest Gas Corp.	2,450	91,360
The Laclede Group, Inc.	1,940	72,265
UGI Corp.	5,640	170,892
WGL Holdings, Inc.	2,640	102,458
		1,814,255
HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Abaxis, Inc.(a)	3,610	85,629
Align Technology, Inc.(a)	8,030	176,580
Allscripts Healthcare Solutions, Inc.(a)	13,706	248,764
Analogic Corp.	520	27,971
Bio-Rad Laboratories, Inc., Class A(a)	740	80,660
Cantel Medical Corp.	590	14,709
CONMED Corp.(a)	2,230	57,980
Cyberonics, Inc.(a)	3,700	100,418
Gen-Probe, Inc.(a)	2,640	159,852
Greatbatch, Inc.(a)	1,050	26,166
Haemonetics Corp.(a)	1,790	117,245
Hanger Orthopedic Group, Inc.(a)	1,530	32,145
Hill-Rom Holdings, Inc.	2,440	90,988
Hologic, Inc.(a)	10,080	187,185
ICU Medical, Inc.(a)	510	21,665
IDEXX Laboratories, Inc.(a)	3,080	255,455
Immucor, Inc.(a)	3,050	80,825
Integra LifeSciences Holdings(a)	2,630	118,534
Invacare Corp.	3,080	92,338
Kensey Nash Corp.(a)	2,380	62,356
Kinetic Concepts, Inc.(a)	3,970	265,752
Masimo Corp.	2,330	64,727
Meridian Bioscience, Inc.	1,840	39,744
Merit Medical Systems, Inc.(a)	1,625	25,464
Natus Medical, Inc.(a)	1,460	16,834
NuVasive, Inc.(a)	3,020	86,432
OSI Systems, Inc.(a)	2,860	118,089
Palomar Medical Technologies, Inc.(a)	890	8,829
ResMed, Inc.(a)	8,410	254,739
SonoSite, Inc.(a)	180	5,879
STERIS Corp.	2,420	84,676
SurModics, Inc.(a)	910	10,010
Symmetry Medical, Inc.(a)	6,630	63,847
Thoratec Corp.(a)	4,430	149,247
West Pharmaceutical Services, Inc.	1,390	60,979

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Zoll Medical Corp.(a)	1,790	$124,691
		3,417,404
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Air Methods Corp.(a)	2,860	200,486
Almost Family, Inc.(a)	2,640	66,713
Amedisys, Inc.(a)	4,909	126,947
AMERIGROUP Corp.(a)	2,150	118,250
AMN Healthcare Services, Inc.(a)	3,190	25,711
AmSurg Corp.(a)	4,400	111,892
Bio-Reference Laboratories, Inc.(a)	5,920	118,045
Catalyst Health Solutions, Inc.(a)	3,780	247,703
Centene Corp.(a)	6,470	212,281
Chemed Corp.	1,900	115,539
CorVel Corp.(a)	1,990	91,839
Cross Country Healthcare, Inc.(a)	10,920	75,457
CryoLife, Inc.(a)	830	4,789
Gentiva Health Services, Inc.(a)	4,760	85,632
Health Net, Inc.(a)	7,060	198,527
HealthSpring, Inc.(a)	5,920	242,957
Healthways, Inc.(a)	11,000	164,230
Henry Schein, Inc.(a)	3,500	232,610
IPC The Hospitalist Co.(a)	3,450	156,044
Kindred Healthcare, Inc.(a)	16,152	304,304
LCA-Vision, Inc.(a)	1,630	6,862
LHC Group, Inc.(a)	960	21,869
Lincare Holdings, Inc.	7,420	189,878
Magellan Health Services, Inc.(a)	1,770	92,217
Medifast, Inc.(a)	6,260	120,818
Molina Healthcare, Inc.(a)	8,525	193,091
Omnicare, Inc.	11,150	340,075
Owens & Minor, Inc.	5,435	165,767
PharMerica Corp.(a)	15,470	197,552
PSS World Medical, Inc.(a)	2,400	57,432
The Ensign Group, Inc.	3,920	111,328
VCA Antech, Inc.(a)	4,270	83,436
WellCare Health Plans, Inc.(a)	1,960	85,946
		4,566,227
HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	290	21,286
eResearchTechnology, Inc.(a)	3,310	21,085
Omnicell, Inc.(a)	1,350	23,098
		65,469
HOTELS, RESTAURANTS & LEISURE (2.3%)
Bob Evans Farms, Inc.	2,920	100,857
CEC Entertainment, Inc.	3,720	143,964
Cheesecake Factory(a)	7,400	213,342
Cracker Barrel Old Country Store, Inc.	2,830	127,661
DineEquity, Inc.(a)	3,280	170,888
International Speedway Corp., Class A	1,400	39,158
Jack in the Box, Inc.(a)	4,310	97,923
LIFE TIME FITNESS, Inc.(a)	4,620	192,931
Marcus Corp.	2,920	28,266
O'Charley's, Inc.(a)	17,160	104,505
P.F. Chang's China Bistro, Inc.	3,440	113,279
Panera Bread Co., Class A(a)	1,930	222,548
Papa John's International, Inc.(a)	1,370	42,758
Red Robin Gourmet Burgers, Inc.(a)	6,910	237,842
Ruby Tuesday, Inc.(a)	5,020	45,632
Ruth's Hospitality Group, Inc.(a)	9,200	52,900
Sonic Corp.(a)	3,250	34,775
Texas Roadhouse, Inc., Class A	12,400	204,848
The Wendy's Co.	23,700	124,899
		2,298,976
HOUSEHOLD DURABLES (1.4%)
American Greetings Corp., Class A	5,350	118,610
Ethan Allen Interiors, Inc.	1,200	22,080
Interface, Inc.	2,480	39,730
KB HOME	5,320	45,167
La-Z-Boy, Inc.(a)	15,090	132,339
M.D.C. Holdings, Inc.	3,370	76,196
M/I Homes, Inc.(a)	740	8,362
Meritage Homes Corp.(a)	1,530	33,431
Mohawk Industries, Inc.(a)	3,350	174,300
National Presto Industries, Inc.	910	92,583
NVR, Inc.(a)	197	133,978
Ryland Group, Inc.	1,960	28,871
Skyline Corp.	140	1,894
Standard Pacific Corp.(a)	30,200	86,372
Toll Brothers, Inc.(a)	5,590	111,576
Tupperware Corp.	3,510	219,340
Universal Electronics, Inc.(a)	2,640	61,802
		1,386,631
HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)	10,670	93,469
Church & Dwight Co., Inc.	5,460	220,256
Energizer Holdings, Inc.(a)	2,750	221,760
Inter Parfums, Inc.	2,820	56,513
WD-40 Co.	720	31,536
		623,534
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
Black Hills Corp.	1,620	48,406

INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle Cos., Inc.	2,260	97,700
Koppers Holdings, Inc.	640	23,693
LSB Industries, Inc.(a)	540	21,459
Standex International Corp.	1,430	46,032
Teleflex, Inc.	2,600	156,598
Tredegar Corp.	1,100	20,966
		366,448
INSURANCE (4.1%)
American Financial Group, Inc.	5,480	186,211
Amerisafe, Inc.(a)	2,000	43,020
Arthur J. Gallagher & Co.	4,070	114,448
Aspen Insurance Holdings Ltd.	2,880	74,592
Brown & Brown, Inc.	4,680	102,071
Delphi Financial Group, Inc., Class A	4,795	129,081
eHealth, Inc.(a)	4,050	52,448
Employers Holdings, Inc.	2,200	32,692
Everest Re Group Ltd.	3,840	315,341
Fidelity National Financial, Inc., Class A	15,210	247,923
First American Financial Corp.	12,700	203,073
HCC Insurance Holdings, Inc.	5,860	176,562
Horace Mann Educators Corp.	5,580	81,245
Infinity Property & Casualty Corp.	1,490	75,498
Mercury General Corp.	2,530	93,964
Old Republic International Corp.	14,270	148,979
Presidential Life Corp.	7,190	81,678
ProAssurance Corp.(a)	1,300	90,545
Protective Life Corp.	8,400	178,584
Reinsurance Group of America, Inc.	6,010	349,842
RLI Corp.	620	39,153
Safety Insurance Group, Inc.	1,400	56,840
Selective Insurance Group, Inc.	5,970	97,848

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
StanCorp Financial Group, Inc.	4,170	$138,694
Stewart Information Services Corp.	8,490	89,994
The Hanover Insurance Group, Inc.	4,020	145,564
The Navigators Group, Inc.(a)	1,430	67,410
Tower Group, Inc.	1,780	40,691
Transatlantic Holdings, Inc.	5,010	256,562
United Fire & Casualty Co.	2,660	45,619
Unitrin, Inc.	7,150	201,416
W.R. Berkley Corp.	6,250	192,438
		4,150,026
INTERNET & CATALOG RETAIL (0.2%)
HSN, Inc.(a)	4,310	140,894
XO Group, Inc.(a)	1,670	15,614
		156,508
INTERNET SOFTWARE & SERVICES (2.5%)
AOL, Inc.(a)	6,900	118,542
Blue Nile, Inc.(a)	1,910	80,908
Bottomline Technologies, Inc.(a)	5,760	134,151
comScore, Inc.(a)	5,610	122,354
Concur Technologies, Inc.(a)	3,100	140,864
DealerTrack Holdings, Inc.(a)	1,670	38,727
Digital River, Inc.(a)	2,780	70,890
Equinix, Inc.(a)	2,690	281,024
InfoSpace, Inc.(a)	4,060	38,692
J2 Global Communications, Inc.(a)	4,060	108,564
Liquidity Services, Inc.(a)	6,410	154,994
MicroStrategy, Inc., Class A(a)	960	152,995
Perficient, Inc.(a)	9,480	94,895
PetMed Express, Inc.	4,460	48,926
Rackspace Hosting, Inc.(a)	7,800	312,000
Stamps.com, Inc.	4,160	69,680
TIBCO Software, Inc.(a)	10,920	284,357
United Online, Inc.	11,120	66,386
ValueClick, Inc.(a)	3,360	60,682
Websense, Inc.(a)	4,350	98,658
		2,478,289
IT SERVICES (2.0%)
Acxiom Corp.(a)	3,380	46,441
Alliance Data Systems Corp.(a)	2,530	248,800
Broadridge Financial Solutions, Inc.	5,090	117,375
CACI International, Inc., Class A(a)	2,500	147,700
Ciber, Inc.(a)	47,940	240,659
Convergys Corp.(a)	7,180	89,319
CSG Systems International, Inc.(a)	5,050	89,688
DST Systems, Inc.	1,440	73,714
Gartner, Inc.(a)	4,660	172,001
iGATE Corp.	3,660	54,863
LogMeIn, Inc.(a)	500	17,775
ManTech International Corp., Class A	970	39,576
MAXIMUS, Inc.	3,720	143,704
RightNow Technologies, Inc.(a)	5,390	182,937
Sourcefire, Inc.(a)	6,980	171,568
Sykes Enterprises, Inc.(a)	1,670	32,231
Synchronoss Technologies, Inc.(a)	6,070	177,548
		2,045,899
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat, Inc.(a)	590	9,723
Brunswick Corp.	3,440	75,095
Callaway Golf Co.	12,370	78,549
Eastman Kodak Co.(a)	10,710	25,704
JAKKS Pacific, Inc.(a)	1,560	27,222
MarineMax, Inc.(a)	13,120	120,573
Polaris Industries, Inc.	2,070	245,398
Pool Corp.	2,230	59,653
Sturm, Ruger & Co., Inc.	10,180	278,118
		920,035
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	4,370	24,690
Cambrex Corp.(a)	13,490	59,491
Charles River Laboratories International, Inc.(a)	2,380	94,129
Covance, Inc.(a)	2,740	156,865
Enzo Biochem, Inc.(a)	11,740	45,082
PAREXEL International Corp.(a)	6,710	137,756
Pharmaceutical Product Development, Inc.	5,570	160,583
		678,596
MACHINERY (3.1%)
Actuant Corp., Class A	2,720	67,211
AGCO Corp.(a)	3,560	168,815
Albany International Corp., Class A	1,150	30,556
Applied Industrial Technologies, Inc.	1,420	45,326
Astec Industries, Inc.(a)	710	26,639
Barnes Group, Inc.	2,090	50,892
Briggs & Stratton Corp.	4,880	83,643
Cascade Corp.	610	30,494
CIRCOR International, Inc.	580	25,085
CLARCOR, Inc.	1,910	84,155
Crane Co.	1,710	79,207
Donaldson Co., Inc.	2,820	156,172
EnPro Industries, Inc.(a)	760	35,142
Federal Signal Corp.	15,450	89,301
Gardner Denver, Inc.	1,940	165,463
Graco, Inc.	2,250	98,842
Harsco Corp.	5,070	138,969
IDEX Corp.	3,110	129,003
Intevac, Inc.(a)	1,070	9,737
John Bean Technologies Corp.	1,435	25,342
Kaydon Corp.	1,260	44,919
Kennametal, Inc.	3,060	120,656
Lincoln Electric Holdings, Inc.	3,020	103,344
Lindsay Manufacturing Co.	540	34,182
Lydall, Inc.(a)	8,120	98,090
Mueller Industries, Inc.	1,480	55,544
Nordson Corp.	2,300	117,369
Oshkosh Truck Corp.(a)	3,940	97,791
Pentair, Inc.	3,790	139,510
Robbins & Myers, Inc.	1,490	71,878
SPX Corp.	2,030	152,737
Terex Corp.(a)	4,230	93,948
The Timken Co.	2,960	129,263
Toro Co.	1,190	64,058
Trinity Industries, Inc.	4,570	136,140
Valmont Industries, Inc.	830	80,800
Watts Water Technologies, Inc.	1,160	38,895
		3,119,118
MARINE (0.3%)
Alexander & Baldwin, Inc.	1,500	72,315
Kirby Corp.(a)	1,980	115,474
Overseas Shipholding Group, Inc.	5,360	130,462
		318,251
MEDIA (0.9%)
AMC Networks, Inc., Class A(a)	4,290	159,545

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

DreamWorks Animation SKG, Inc., Class A(a)	5,590	$122,198
Harte-Hanks, Inc.	2,560	20,915
John Wiley & Sons, Inc., Class A	1,780	89,107
Lamar Advertising Co., Class A(a)	3,120	79,435
Live Nation, Inc.(a)	9,872	109,579
Meredith Corp.	1,380	41,193
Nolan Co.(a)	14,860	117,840
Scholastic Corp.	3,150	90,468
The E.W. Scripps Co., Class A(a)	2,090	18,016
The New York Times Co., Class A(a)	4,940	42,385
		890,681
METALS & MINING (1.2%)
A.M. Castle & Co.(a)	3,090	53,642
AMCOL International Corp.	950	29,127
Carpenter Technology Corp.	1,660	95,350
Century Aluminum Co.(a)	2,280	29,686
Commercial Metals Co.	8,220	119,272
Compass Minerals International, Inc.	1,820	143,307
Gibraltar Industries, Inc.(a)	9,550	98,174
Haynes International, Inc.	540	33,826
Kaiser Aluminum Corp.	1,630	90,987
Materion Corp.(a)	700	26,684
Olympic Steel, Inc.	310	8,106
Patriot Coal Corp.(a)	3,370	63,727
Reliance Steel & Aluminum Co.	4,070	191,331
RTI International Metals, Inc.(a)	1,130	36,239
Steel Dynamics, Inc.	8,370	130,739
Worthington Industries, Inc.	3,740	78,428
		1,228,625
MULTI-UTILITIES (1.1%)
Alliant Energy Corp.	4,320	170,251
Avista Corp.	3,920	98,823
CH Energy Group, Inc.	910	46,474
MDU Resources Group, Inc.	7,640	164,718
NSTAR	3,850	170,671
OGE Energy Corp.	3,700	185,148
PNM Resources, Inc.	11,220	168,524
Vectren Corp.	3,770	99,566
		1,104,175
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)	2,260	44,635
Fred's, Inc.	8,730	115,062
Saks, Inc.(a)	6,610	70,991
The Andersons, Inc.	740	30,421
Tuesday Morning Corp.(a)	23,610	101,523
		362,632
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,020	120,800

OIL, GAS & CONSUMABLE FUELS (3.1%)
Approach Resources, Inc.(a)	670	17,393
Arch Coal, Inc.	7,670	196,352
Bill Barrett Corp.(a)	3,630	180,629
Cimarex Energy Co.	3,320	292,558
Comstock Resources, Inc.(a)	2,010	64,119
Contango Oil & Gas Co.	1,680	105,974
Dresser-Rand Group, Inc.(a)	4,580	244,664
Forest Oil Corp.(a)	4,290	111,540
GeoResources, Inc.(a)	250	6,380
Gulfport Energy Corp.(a)	5,570	203,082
HollyFrontier Corp.	5,094	384,037
Hornbeck Offshore Services, Inc.(a)	4,370	121,661
Northern Oil and Gas, Inc.(a)	4,020	89,003
Oil States International, Inc.(a)	2,720	219,504
Penn Virginia Corp.	1,910	25,059
Petroleum Development Corp.(a)	1,020	37,046
PetroQuest Energy, Inc.(a)	3,140	25,528
Pioneer Drilling Co.(a)	2,770	45,068
Plains Exploration & Production Co.(a)	5,510	214,945
Quicksilver Resources, Inc.(a)	4,970	70,326
SM Energy Co.	2,420	182,347
Stone Energy Corp.(a)	1,900	61,674
Swift Energy Co.(a)	1,650	62,865
World Fuel Services Corp.	5,310	199,815
		3,161,569
PAPER & FOREST PRODUCTS (0.7%)
Buckeye Technologies, Inc.	6,540	175,861
Clearwater Paper Corp.(a)	475	35,929
Deltic Timber Corp.	550	28,517
Domtar Corp.	1,730	138,313
KapStone Paper and Packaging Corp.(a)	9,840	153,406
Louisiana-Pacific Corp.(a)	8,250	63,937
Neenah Paper, Inc.	930	18,777
Wausau-Mosinee Paper Corp.	9,620	70,996
		685,736
PERSONAL PRODUCTS (0.3%)
Blyth, Inc.	2,342	148,155
Helen of Troy Ltd.(a)	2,560	82,560
Kid Brands, Inc.(a)	12,550	57,604
		288,319
PHARMACEUTICALS (1.7%)
Cubist Pharmaceuticals, Inc.(a)	5,380	182,759
Endo Pharmaceuticals Holdings, Inc.(a)	6,920	257,770
Hi-Tech Pharmacal Co., Inc.(a)	7,530	213,024
Medicis Pharmaceutical Corp., Class A	6,520	242,413
Par Pharmaceutical Cos., Inc.(a)	5,670	183,651
Perrigo Co.	4,030	363,949
Salix Pharmaceuticals Ltd.(a)	4,230	164,039
The Medicines Co.(a)	970	14,531
ViroPharma, Inc.(a)	6,710	121,317
		1,743,453
RADIO BROADCASTING (0.2%)
Arbitron, Inc.	3,170	124,010
DG Fastchannel, Inc.(a)	2,750	77,715
		201,725
REAL ESTATE INVESTMENT TRUST (5.3%)
Acadia Realty Trust	2,257	47,375
Alexandria Real Estate Equities, Inc.	2,770	227,140
BioMed Realty Trust, Inc.	5,220	102,416
BRE Properties, Inc.	2,690	141,171
Camden Property Trust	2,800	187,796
Cedar Shopping Centers, Inc.	9,480	47,021
Colonial Properties Trust	3,380	72,839
Corporate Office Properties Trust	4,120	128,008
Cousins Properties, Inc.	5,215	44,380
DiamondRock Hospitality Co.	7,410	75,730
Duke Realty Corp.	10,230	143,629
Eastgroup Properties, Inc.	890	39,623
Entertainment Properties Trust	1,870	86,936
Equity One, Inc.	1,850	35,890
Essex Property Trust, Inc.	1,220	171,239
Extra Space Storage, Inc.	3,630	77,174
Federal Realty Investment Trust	2,570	224,464
Franklin Street Properties Corp.	3,250	40,983

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Getty Realty Corp.	50	$1,160
Healthcare Realty Trust, Inc.	2,440	47,824
Highwood Properties, Inc.	2,670	91,928
Home Properties, Inc.	1,660	108,763
Hospitality Properties Trust	6,070	153,268
Inland Real Estate Corp.	4,470	39,425
Kilroy Realty Corp.	2,130	82,175
Kite Realty Group Trust	11,960	54,298
LaSalle Hotel Properties	2,900	72,529
Lexington Corp. Properties Trust	6,935	58,254
Liberty Property Trust	4,200	142,632
LTC Properties, Inc.	1,020	27,693
Macerich Co.	6,215	330,203
Mack-Cali Realty Corp.	3,290	109,458
Medical Properties Trust, Inc.	6,690	78,674
Mid-America Apartment Communities, Inc.	1,420	100,522
National Retail Properties, Inc.	3,310	83,048
OMEGA Healthcare Investors, Inc.	3,890	76,400
Parkway Properties, Inc.	940	16,572
Pennsylvania Real Estate Investment Trust	2,200	32,120
Post Properties, Inc.	1,750	74,200
Potlatch Corp.	1,430	47,505
PS Business Parks, Inc.	820	46,584
Rayonier, Inc.	2,780	179,171
Realty Income Corp.	4,330	140,552
Regency Centers Corp.	3,270	146,889
Saul Centers, Inc.	400	15,780
Senior Housing Properties Trust	5,580	133,585
SL Green Realty Corp.	4,560	374,011
Sovran Self Storage, Inc.	910	36,901
Tanger Factory Outlet Centers, Inc.	3,240	88,938
Taubman Centers, Inc.	2,220	132,978
UDR, Inc.	7,051	185,512
Universal Health Realty Income Trust	120	4,945
Urstadt Biddle Properties, Inc., Class A	1,190	21,111
Weingarten Realty Investors	4,610	118,569
		5,347,991
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Forestar Group, Inc.(a)	1,500	24,450
Jones Lang LaSalle, Inc.	2,380	202,586
		227,036
ROAD & RAIL (1.2%)
Arkansas Best Corp.	970	23,338
Atmel Corp.(a)	21,880	264,748
Con-way, Inc.	3,020	110,592
Heartland Express, Inc.	2,863	43,861
J.B. Hunt Transport Services, Inc.	3,310	149,744
Kansas City Southern(a)	4,110	243,929
Knight Transportation, Inc.	2,960	46,590
Landstar System, Inc.	1,850	82,973
Old Dominion Freight Line, Inc.(a)	1,667	61,762
Wabtec Corp.	1,830	118,072
Werner Enterprises, Inc.	1,870	44,039
		1,189,648
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Advanced Energy Industries, Inc.(a)	1,420	15,066
ATMI, Inc.(a)	1,250	23,313
Brooks Automation, Inc.(a)	7,000	66,570
Cabot Microelectronics Corp.(a)	750	29,018
CEVA, Inc.(a)	4,560	137,803
Cirrus Logic, Inc.(a)	10,340	156,961
Cohu, Inc.	820	10,266
Cree, Inc.(a)	6,410	210,633
Cymer, Inc.(a)	1,000	44,030
Cypress Semiconductor Corp.	6,170	126,979
Diodes, Inc.(a)	4,650	109,507
DSP Group, Inc.(a)	1,000	7,590
Entropic Communications, Inc.(a)	15,570	104,008
Exar Corp.(a)	1,430	9,452
Fairchild Semiconductor International, Inc.(a)	4,720	70,847
FEI Co.(a)	1,430	47,247
Hittite Microwave Corp.(a)	1,170	65,508
Integrated Device Technology, Inc.(a)	6,170	42,203
International Rectifier Corp.(a)	2,520	64,739
Intersil Corp., Class A	5,590	67,360
Kopin Corp.(a)	33,100	142,330
Kulicke & Soffa Industries, Inc.(a)	15,890	146,188
Lam Research Corp.(a)	4,480	183,142
Micrel, Inc.	2,500	25,375
Microsemi Corp.(a)	3,180	63,123
MKS Instruments, Inc.	1,880	46,906
Monolithic Power Systems, Inc.(a)	5,410	72,981
Nanometrics, Inc.(a)	3,040	51,346
Pericom Semiconductor Corp.(a)	1,820	14,888
Power Integrations, Inc.	3,190	113,213
QLogic Corp.(a)	4,890	74,181
RF Micro Devices, Inc.(a)	15,750	106,312
Rubicon Technology, Inc.(a)	4,170	61,382
Rudolph Technologies, Inc.(a)	1,620	13,916
Semtech Corp.(a)	4,880	113,704
Sigma Designs, Inc.(a)	1,300	11,115
Silicon Laboratories, Inc.(a)	2,540	89,941
Skyworks Solutions, Inc.(a)	10,590	268,033
Standard Microsystems Corp.(a)	800	18,928
STR Holdings, Inc.(a)	1,630	22,429
Supertex, Inc.(a)	390	7,558
Tessera Technologies, Inc.(a)	1,970	30,949
TriQuint Semiconductor, Inc.(a)	19,540	146,941
Ultratech, Inc.(a)	800	21,080
Varian Semiconductor Equipment Associates, Inc.(a)	2,650	160,961
Veeco Instruments, Inc.(a)	2,700	107,433
Volterra Semiconductor Corp.(a)	6,350	163,639
		3,687,094
SOFTWARE (3.7%)
ACI Worldwide, Inc.(a)	2,510	90,762
Advent Software, Inc.(a)	4,950	114,989
ANSYS, Inc.(a)	4,839	244,853
Blackbaud, Inc.	5,870	149,098
Cadence Design Systems, Inc.(a)	10,070	104,023
CommVault Systems, Inc.(a)	5,070	196,310
Ebix, Inc.(a)	7,150	140,783
EPIQ Systems, Inc.	2,025	26,163
FactSet Research Systems, Inc.	2,290	210,886
Fair Isaac Corp.	1,740	51,765
Informatica Corp.(a)	5,720	292,464
Interactive Intelligence Group, Inc.(a)	5,210	198,032
Jack Henry & Associates, Inc.	4,770	138,092
JDA Software Group, Inc.(a)	3,810	106,528
Manhattan Associates, Inc.(a)	860	32,078
Mentor Graphics Corp.(a)	3,880	44,348
MICROS Systems, Inc.(a)	3,990	195,390
NetScout Systems, Inc.(a)	7,290	111,173
Parametric Technology Corp.(a)	4,670	97,089

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Progress Software Corp.(a)	2,530	$60,973
Quality Systems, Inc.	1,860	169,930
Quest Software, Inc.(a)	4,700	89,206
Radiant Systems, Inc.(a)	6,570	185,208
Smith Micro Software, Inc.(a)	9,450	33,642
Solera Holdings, Inc.	3,760	210,109
Synopsys, Inc.(a)	5,820	139,505
Taleo Corp., Class A(a)	5,080	168,148
Tyler Technologies, Inc.(a)	5,170	131,783
		3,733,330
SPECIALTY RETAIL (5.8%)
Aaron's, Inc.	3,060	77,143
Advance Auto Parts, Inc.	3,740	205,588
Aeropostale, Inc.(a)	9,740	164,119
American Eagle Outfitters, Inc.	7,990	104,989
Ann, Inc.(a)	4,320	112,061
Ascena Retail Group, Inc.(a)	7,298	235,871
Barnes & Noble, Inc.	12,270	213,498
Big 5 Sporting Goods Corp.	1,350	11,138
Biglari Holdings, Inc.(a)	228	83,943
Cabela's, Inc.(a)	6,470	177,019
Cato Corp.	1,300	36,166
Chico's FAS, Inc.	13,470	203,262
Children's Place Retail Stores, Inc.(a)	1,120	54,118
Christopher & Banks Corp.	13,990	88,137
Coldwater Creek, Inc.(a)	14,390	18,131
Collective Brands, Inc.(a)	8,140	95,889
Dick's Sporting Goods, Inc.(a)	5,870	217,190
Dollar Tree, Inc.(a)	5,665	375,193
Finish Line, Inc., Class A	2,367	50,417
Foot Locker, Inc.	7,690	167,104
Genesco, Inc.(a)	990	51,282
Group 1 Automotive, Inc.	4,000	190,520
Guess?, Inc.	5,800	221,096
Haverty Furniture Cos., Inc.	5,160	57,224
Hibbett Sports, Inc.(a)	3,180	124,783
Hot Topic, Inc.	14,920	111,452
Jos. A. Bank Clothiers, Inc.(a)	4,123	211,551
Kirkland's, Inc.(a)	9,050	97,650
Lithia Motors, Inc., Class A	9,900	204,336
Men's Wearhouse, Inc.	2,070	67,875
Midas Group, Inc.(a)	600	3,276
Movado Group, Inc.	980	15,856
Office Depot, Inc.(a)	11,140	42,109
OfficeMax, Inc.(a)	6,380	45,170
PETsMart, Inc.	6,300	271,026
RadioShack Corp.	7,480	104,122
Rent-A-Center, Inc.	3,970	107,389
Rue21, Inc.(a)	510	16,764
Select Comfort Corp.(a)	1,820	30,612
Sonic Automotive, Inc., Class A	9,350	146,514
Stage Stores, Inc.	6,342	112,888
Stein Mart, Inc.	7,890	74,955
The Pep Boys - Manny, Moe & Jack	7,420	79,765
Tractor Supply Co.	4,250	280,160
Vitamin Shoppe, Inc.(a)	630	27,443
Williams-Sonoma, Inc.	5,830	215,827
Zale Corp.(a)	20,560	115,342
Zumiez, Inc.(a)	4,860	129,130
		5,847,093
TEXTILES APPAREL & LUXURY GOODS (3.3%)
Brown Shoe Co., Inc.	7,725	78,023
Carter's, Inc.(a)	3,600	120,600
Crocs, Inc.(a)	10,460	327,712
Deckers Outdoor Corp.(a)	3,120	309,660
Fossil, Inc.(a)	3,110	390,834
Hanesbrands, Inc.(a)	3,720	113,497
Iconix Brand Group, Inc.(a)	9,130	213,003
K-Swiss, Inc., Class A(a)	1,650	17,589
Liz Claiborne, Inc.(a)	5,080	32,512
Maidenform Brands, Inc.(a)	4,450	115,033
Oxford Industries, Inc.	600	23,508
Perry Ellis International, Inc.(a)	350	8,180
PVH Corp.	3,970	284,053
Quiksilver, Inc.(a)	19,050	100,203
Skechers U.S.A., Inc., Class A(a)	2,960	49,284
Steven Madden Ltd.(a)	4,845	184,594
The Buckle, Inc.	3,985	176,575
The Timberland Co., Class A(a)	1,460	62,473
The Warnaco Group, Inc.(a)	3,110	165,763
True Religion Apparel, Inc.(a)	5,630	189,675
Under Armour, Inc., Class A(a)	3,000	220,230
UniFirst Corp.	560	30,716
Wolverine World Wide, Inc.	1,900	71,953
		3,285,670
THRIFTS & MORTGAGE FINANCE (0.8%)
Astoria Financial Corp.	6,740	78,521
Bank Mutual Corp.	14,270	52,942
Brookline Bancorp, Inc.	4,000	34,200
Dime Community Bancshares, Inc.	1,490	20,934
First Niagara Financial Group, Inc.	9,770	119,682
New York Community Bancorp, Inc.	17,090	231,228
TrustCo Bank Corp. NY	3,990	18,434
Washington Federal, Inc.	7,000	118,370
Webster Financial Corp.	4,600	93,932
		768,243
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	1,890	74,523
Kaman Corp., Class A	940	33,483
Lawson Products, Inc.	2,120	39,580
MSC Industrial Direct Co., Inc., Class A	1,670	103,172
United Rentals, Inc.(a)	2,260	52,003
Watsco, Inc.	1,060	62,731
		365,492
WATER UTILITIES (0.2%)
American States Water Co.	750	25,643
Aqua America, Inc.	4,810	101,731
Calgon Carbon Corp.(a)	2,170	32,311
		159,685
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	4,760	53,455
Neutral Tandem, Inc.(a)	7,000	107,310
NTELOS Holdings Corp.	1,500	29,130
Telephone & Data Systems, Inc.	4,950	140,382
USA Mobility, Inc.	1,190	19,647
		349,924
TOTAL COMMON STOCKS		100,679,863

MONEY MARKET FUNDS (0.1%)
AIM Short-Term Prime Money Market, 0.03%(b)	21,151	21,151

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2011 (Unaudited)
STEWARD SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Fifth Third Institutional Government Money Market Fund, 0.01%(b)	79,307	$79,307
TOTAL MONEY MARKET FUNDS		100,458
TOTAL INVESTMENTS (COST $83,853,046)
99.9%		100,780,321
OTHER ASSETS IN EXCESS OF LIABILITIES
0.1%		85,700
NET ASSETS 100.0%		$100,866,021

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2011.

At July 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Small Mid-Cap Enhanced Index Fund	84,622,374	22,996,749	(6,838,802)	16,157,947

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
Capstone Series Fund, Inc.
July 31, 2011
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

(A) Accounting principles generally accepted in the United States of America establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Fund's assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to    quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3 – significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund's assets measured at fair value as of July 31, 2011:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

Steward Small Mid-Cap Enhanced Index Fund
Security Type
Common Stocks*	$100,679,863	$-	$-	$100,679,863
Money Market Funds	100,458	-	-	100,458
Total	$100,780,321	$-	$-	$100,780,321

* Please refer to the Schedule of Portfolio Investments to view common stock and corporate bonds segregated by industry type.

The Fund recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of July 31, 2011 from those used on April 30, 2011.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:
Portfolio security transactions are recorded on trade date.

3) Subsequent Events:
Management has evaluated events subsequent to July 31, 2011 and has concluded no such events require adjustment or disclosure as of July 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CAPSTONE SERIES FUND, INC.

By (Signature and Title)  /s/ Edward L. Jaroski
Edward L. Jaroski, President

Date  September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Edward L. Jaroski
Edward L. Jaroski, President

Date  September 27, 2011

By (Signature and Title)  /s/ Carla Homer
Carla Homer, Treasurer

Date  September 27, 2011